Payables to Sharing Partner and Assignees - Summary of Payables to Sharing Partner and Assignees Within Total Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Payables to Sharing Partner and Assignees [Line Items]
Interest paid	$ (238,688)	$ (835,245)
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	1,403,990
Interest income	(86,169)
Interest paid	(234,637)
Repayment	(321,962)
Ending balance	761,222
Payable to Sharing Partner | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	1,292,894
Interest income	(86,169)
Interest paid	(234,637)
Repayment	(321,962)
Ending balance	650,126
Payable to Assignee A | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	60,892
Ending balance	60,892
Payable to Assignee B | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	50,204
Ending balance	$ 50,204